UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE              February 10, 2009
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           58

Form 13F Information Table Value Total:                      $70,211
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    58425        3362      Y        X
ACI Worldwide, Inc.                        common stock   004498101      200           3      Y        X
AT&T                                       common stock   00206R102      820          23      Y        X
American Electric Power                    common stock   025537101      481          16      Y        X
American Express                           common stock   025816109     1000          19      Y        X
American Oriental Engineering              common stock   028731107      300           2      Y        X
Amgen Inc.                                 common stock   031162100    74999        4331      Y        X
Apple Computer Inc.                        common stock   037833100      150          13      Y        X
BP PLC                                     common stock   055622104    55613        2599      Y        X
Berkshire Hathaway Class B                 common stock   084670207     1116        3587      Y        X
Boeing Corporation                         common stock   097023105    61925        2642      Y        X
Bristol-Myers Company                      common stock   110122108    84040        1954      Y        X
CVS Caremark                               common stock   126650100   152229        4375      Y        X
Casey's General Stores                     common stock   147528103      500          11      Y        X
Caterpillar Inc.                           common stock   149123101    70444        3147      Y        X
Chevron Corporation                        common stock   166764100     1329          98      Y        X
Coca-Cola Company                          common stock   191216100     1877          85      Y        X
Companhia Vale do Rio Doce                 common stock   204412209       60           1      Y        X
ConocoPhillips                             common stock   20825C104      332          17      Y        X
Corn Products International                common stock   219023108       34           1      Y        X
Devon Energy Corporation                   common stock   25179M103    64277        4224      Y        X
Exxon Mobil Corporation                    common stock   30231G102      912          73      Y        X
General Electric Company                   common stock   369604103   146936        2380      Y        X
Great Plains Energy Inc.                   common stock   391164100      797          15      Y        X
Honda Motor Corporation                    common stock   438128308   126500        2700      Y        X
Iron Mountain, Inc.                        common stock   462846106       52           1      Y        X
Johnson & Johnson                          common stock   478160104    66209        3961      Y        X
Kimberly-Clark Corporation                 common stock   494368103    60659        3199      Y        X
Kinder Morgan Energy Partners              common stock   494550106       26           1      Y        X
Level 3 Communications Inc.                common stock   52729N100     2970           2      Y        X
Medtronic Inc.                             common stock   585055106      396          12      Y        X
Merrill Lynch Biotech Holders Trust        common stock   09067D201      100          17      Y        X
Microsoft Corporation                      common stock   594918104   156875        3050      Y        X
Motorola Inc.                              common stock   620076109      450           2      Y        X
Oracle Corporation                         common stock   68389X105     1200          21      Y        X
Pfizer Inc.                                common stock   717081103   154799        2741      Y        X
PowerShares Water Resource                 common stock   73935X575   245825        3537      Y        X
Procter & Gamble                           common stock   742718109     1050          65      Y        X
Progress Energy, Inc.                      common stock   743263105     1000          40      Y        X
Schlumberger Limited                       common stock   806857108      400          17      Y        X
Southern Company                           common stock   842587107     1050          39      Y        X
Sports Concepts, Inc.                      common stock   84917X103       14           0      Y        X
Sprint Nextel Corporation                  common stock   852061100      387           1      Y        X
Starbucks Corporation                      common stock   855244109      540           5      Y        X
Teco Energy Inc.                           common stock   872375100     3000          37      Y        X
Telecom Holders Trust                      common stock   87927P200      100           3      Y        X
The Bank of New York Mellon Company        common stock   064058100    89835        2545      Y        X
Tsakos                                     common stock   G9108L108   173456        3178      Y        X
U.S. Bancorp                               common stock   902973304   114358        2860      Y        X
Valero Energy Corporation                  common stock   91913Y100    87025        1883      Y        X
Valmont Industries Inc.                    common stock   920253101      200          12      Y        X
Vodafone Group PLC ADR                     common stock   92857W209       51           1      Y        X
Wal-Mart Stores                            common stock   931142103    94872        5319      Y        X
Walgreen Company                           common stock   931422109      100           2      Y        X
Waste Management, Inc.                     common stock   94106L109      100           3      Y        X
Western Union                              common stock   959802109       60           1      Y        X
Zimmer Holdings, Inc.                      common stock   98956P102    48875        1976      Y        X
Red Oak Hereford Farms 4% Cum Convertible  pref stock     756990875     2000           0      Y        X